Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended					12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 GIMA [Member]	Dec. 31, 2011 Pension and Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Pension and Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2011 U.S. Based Pension Benefit Plans [Member]	Dec. 31, 2010 U.S. Based Pension Benefit Plans [Member]	Dec. 31, 2011 Non-U.S. Pension Benefit Plans [Member]	Dec. 31, 2011 U.K. Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 U.K. Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 U.K. Pension Plans, Defined Benefit [Member] GIMA and Fella's [Member]	Dec. 31, 2011 U.K. Pension Plans, Defined Benefit [Member] GIMA [Member]	Dec. 31, 2010 U.K. Pension Plans, Defined Benefit [Member] GIMA [Member]	Dec. 31, 2011 U.K. Pension Plans, Defined Benefit [Member] Fella's [Member]	Dec. 31, 2010 U.K. Pension Plans, Defined Benefit [Member] Fella's [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2011 U.S Based Postretirement Health Care and Life Insurance Benefit Plans [Member]	Dec. 31, 2011 Brazilian Postretirement Benefit Obligation, Defined Benefit [Member]	Dec. 31, 2011 ENPP [Member] years	Dec. 31, 2010 ENPP [Member]	Mar. 03, 2011 Laverda [Member]
Accrued expenses	$ 1,080.6	$ 883.1				$ 4.1	$ 3.2
Net actuarial loss						299.3	234.9											9.4	6.7			6.9	3.0
Net prior service (credit) cost						(0.3)	(1.2)											0.1	(0.2)			6.5	2.6
Net actuarial (gain) loss that will be amortized from accumulated other comprehensive loss						9.4												0.4				0.3
Net prior service (credit) cost that will be amortized from accumulated other comprehensive loss						0.1												(0.2)				0.9
Aggregate projected benefit obligation				790.8	735.4			49.7	47.5
Accumulated benefit obligation				714.9	669.5			49.7	47.5
Fair value of plan assets				514.1	521.9			33.5	35.9
Reduction in equity											308.5	240.2	0.9	0.8								13.4	5.6
Tax effect of benefit plans											82.3	67.3	0.3	0.2
Percentage of joint venture's unrecognized net actuarial losses and unrecognized prior service cost			50.00%												50.00%
Percentage of joint venture's unrecognized actuarial losses																100.00%	50.00%
Business Acquisition, Percentage of Voting Interests Acquired																								50.00%
Expected minimum contribution in 2012								4.3												1.8	0.1
Expected minimum contributions for underfunded plans and benefit payments for underfunded plans in 2012										31.3	20.7
Benefit and settlement payments made						47.3
Benefit payments made						$ 46.7	$ 44.7											$ 1.6	$ 1.9			$ 0.8	$ 0.8
Period over which retirement benefits are paid																						15 years
Period considered when determining retirement benefits																						3 years
Minimum age for vesting																						50
Minimum service period to vest																						5 years
Minimum participation period to qualify for payment																						10 years
Minimum age to receive benefits																						65